Common and subordinated units	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Common And Subordinated Units [Text Block]
23. Common and subordinated units

The following table shows the movements in the number of common units and subordinated units during the years ended December 31, 2016, 2015 and 2014:

		Common
	Common	Units	Sub-
	Units	Höegh	ordinated
(in units)	Public	LNG	Units
August 12, 2014, IPO	11,040,000	2,116,060	13,156,060
December 31, 2014	11,040,000	2,116,060	13,156,060
December 31, 2015	11,040,000	2,116,060	13,156,060
June 3, 2016; Awards to non-employee directors as compensation for directors' fees	10,650	—	—
December 7, 2016; Public offering	6,000,000	—	—
December 16, 2016; Option exercised	588,389	—	—
December 31, 2016	17,639,039	2,116,060	13,156,060

As of December 31, 2016, 2015 and 2014 Höegh LNG owned 2,116,060 common units and 13,156,060 subordinated units. Subordinated units are not entitled to vote for the four elected directors to the Partnership’s board of directors. The general partner has a non-economic interest and has no units.